Note 11 - Non-controlling Interests (Details Textual) - Gold Royalty Corp [member] - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Share options [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees	$ 0	$ 841
Restricted shares [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees	$ 0	$ 312